Note 14 - Employee Benefits (Details) - ESOP Share Allocation - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ESOP Share Allocation [Abstract]
Shares held by participants beginning of the year	336,024	347,887	350,539
Shares allocated to participants	24,317	24,317	24,317
Shares purchased	0	0	9
Shares distributed to participants	(26,064)	(36,180)	(26,978)
Shares held by participants end of year	334,277	336,024	347,887
Unreleased shares beginning of the year	328,440	352,757	377,074
Shares released during year	(24,317)	(24,317)	(24,317)
Unreleased shares end of year	304,123	328,440	352,757
Total ESOP shares end of year	638,400	664,464	700,644
Fair value of unreleased shares at December 31 (in Dollars)	$ 3,512,621	$ 4,072,656	$ 3,728,641